Exhibit 99.3

Monthly Investor Report: Verizon Master Trust - VZMT 2024-3

Collection Period		Payment Date		Transaction Month	Series Status at End of Prior Payment Date
August 2026		09/21/2026		29		Revolving
Offered Notes	Anticipated Redemption Date	Final Maturity Date	Issuance Note Balance	SOFR:Days in the Interest Period	Note Interest Rate	SOFR Adjustment Date	SOFR30A	Total
Class A-1a	4/20/27	04/22/2030	$604,635,000.00		5.34%			5.34%
Class A-1b	4/20/27	04/22/2030	$175,000,000.00	32	SOFR +0.58%	09/14/2026	3.64849%	4.23%
Class B	4/20/27	04/22/2030	$59,605,000.00		5.54%			5.54%
Class C	4/20/27	04/22/2030	$35,760,000.00		5.73%			5.73%

Total			$875,000,000.00

Series 2024-3 Allocation % x Group One Available Funds	$61,013,727.10
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Any amounts deposited by the Class A Certificateholder in connection with an Optional Redemption
Total Available Funds	$61,013,727.10

Beginning of Period Reserve Account Balance	$9,536,784.74
Required Reserve Amount	$9,536,784.74
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$9,536,784.74

Waterfall Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$67.49	$67.49	$0.00	$0.00	$61,013,659.61
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$61,013,659.61
Asset Representations Reviewer Fee	$34.27	$34.27	$0.00	$0.00	$61,013,625.34
Supplemental ARR Fee	$137.10	$137.10	$0.00	$0.00	$61,013,488.24
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$61,012,238.24
Servicing Fee	$680,288.53	$680,288.53	$0.00	$0.00	$60,331,949.71
Class A-1a Note Interest	$2,690,625.75	$2,690,625.75	$0.00	$0.00	$57,641,323.96
Class A-1b Note Interest	$657,765.11	$657,765.11	$0.00	$0.00	$56,983,558.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$56,983,558.85
Class B Note Interest	$275,176.42	$275,176.42	$0.00	$0.00	$56,708,382.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$56,708,382.43
Class C Note Interest	$170,754.00	$170,754.00	$0.00	$0.00	$56,537,628.43
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$56,537,628.43
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$56,537,628.43
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$56,537,628.43
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$56,537,628.43
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$56,537,628.43
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$56,537,628.43
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$56,537,628.43
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$56,537,628.43
Class R Interest	$56,537,628.43	$56,537,628.43	$0.00	$0.00	$0.00

Total	$61,013,727.10	$61,013,727.10	$0.00	$0.00

Total Priority Principal Payments and Additional Interest Amounts					$0.00

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A-1a	$0.00	$0.00	$2,690,625.75	$0.00	$0.00	$2,690,625.75
Class A-1b	$0.00	$0.00	$657,765.11	$0.00	$0.00	$657,765.11
Class B	$0.00	$0.00	$275,176.42	$0.00	$0.00	$275,176.42
Class C	$0.00	$0.00	$170,754.00	$0.00	$0.00	$170,754.00

Total	$0.00	$0.00	$3,794,321.28	$0.00	$0.00	$3,794,321.28

		Payment per $ 1,000 of Notes			As of Prior Payment Date		Current Payment Date
Noteholder Payments	Note Balance per $1,000 of Notes	Interest Payment	Make-Whole Payment	Total Payment	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A-1a	$1,000.00	$4.45	$0.00	$4.45	$604,635,000.00	1.00	$604,635,000.00	1.00
Class A-1b	$1,000.00	$3.76	$0.00	$3.76	$175,000,000.00	1.00	$175,000,000.00	1.00
Class B	$1,000.00	$4.62	$0.00	$4.62	$59,605,000.00	1.00	$59,605,000.00	1.00
Class C	$1,000.00	$4.78	$0.00	$4.78	$35,760,000.00	1.00	$35,760,000.00	1.00

Total	$1,000.00	$4.34	$0.00	$4.34	$875,000,000.00	1.00	$875,000,000.00	1.00

	Beginning Period	Add: Deposit	Ending Period
Principal Funding Account Limit	$437,500,000.00		$437,500,000.00
Principal Funding Account balance	$0.00	$0.00	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.